GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2012	Sep. 04, 2012
Business Acquisition [Line Items]
Cash paid to acquire entity			$ 24,892
Fair value of contingent liability		0	1,088
Backlog [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	6 months
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	1 year 6 months
Ortiva [Member]
Business Acquisition [Line Items]
Acquisition date				May 15, 2012
Cash paid to acquire entity				10,816
Revenues recognized from acquisition			3,404
Total purchase consideration				10,816
Ortiva [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	9 years 7 months 6 days
Ortiva [Member] | Backlog [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	1 year 7 months 6 days
Oversi [Member]
Business Acquisition [Line Items]
Acquisition date					Sep. 04, 2012
Cash paid to acquire entity					16,000
Revenues recognized from acquisition			1,954
Total purchase consideration					17,349
Fair value of contingent liability					$ 1,349
Oversi [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	6 years 3 months 18 days
Oversi [Member] | Backlog [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	1 year 4 months 24 days
Oversi [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life	4 years 3 months 18 days